CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (578,948)	$ (438,676)	$ (1,542,438)	$ (711,801)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	5,579	4,926	21,401	13,063
Writeoff of patent expense			7,683	0
Provision for doubtful accounts	47,078	0	46,854	0
Changes in operating assets and liabilities:
Receivables	(37,973)	(293,733)	(159,641)	(2,316)
Prepaid expense	36,825	(275,413)	(279,818)	34,929
Inventory	11,452	(15,803)	(97,157)	(67,144)
Due from related parties	78,826	30,141	32,058	(30,397)
Lease security deposit	59,478	(90,478)	(65,346)	(3,425)
Accounts payable and accrued expenses	118,875	(101,175)	174,656	101,175
Customer deposits	0	(11,028)	(11,028)	11,028
Advances from prospective customers/distributors	(1,024)	37,055	(272,940)	757,896
Due to related parties	310,802	151,605	1,171,709	(1,901)
Net cash used in operating activities	50,970	(1,002,578)	(1,020,861)	101,107
Cash flows from investing activities:
Purchases of property and equipment	(9,611)	(451,555)	(564,718)	(42,556)
Purchase of intangible assets			0	(54,912)
Net cash used in investing activities	(9,611)	(451,555)	(564,718)	(97,468)
Cash flows from financing activities:
Capital Contributions to Yubo Beijing	0	127,164	127,164	634,756
Sales of ordinary shares on September 11, 2020			0	750,000
Net cash provided by financing activities	0	127,164	127,164	1,384,756
Effect of exchange rate changes	(58,441)	70,757	103,408	(7,133)
Net increase (decrease) in cash	(17,082)	(1,256,212)	(1,355,007)	1,381,262
Cash at beginning of period	27,517	1,382,524	1,382,524	1,262
Cash at end of period	10,435	126,313	27,517	1,382,524
Supplemental Cash Flow Information:
Income taxes paid	0	0	0	0
Interest paid	0	0	0	0
Non-cash Investing Activities:
Operating lease right of use assets acquired	$ 0	$ 1,930,350	$ 3,174,930	$ 0